Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as of February 1,	$ 146,188	$ 102,275	$ 75,144
Tax positions taken in prior period:
Gross increases	7,456	17,938	8,420
Gross decreases	(7,264)	(1,967)	(4,466)
Tax positions taken in current period:
Gross increases	38,978	34,226	27,952
Settlements	(8,684)	0	0
Lapse of statute of limitations	(781)	(1,224)	(5,205)
Currency translation effect	(3,152)	(5,060)	430
Balance as of January 31,	$ 172,741	$ 146,188	$ 102,275